                                ING EQUITY TRUST
                          ING Disciplined LargeCap Fund

                       Supplement dated September 19, 2006
             to the Domestic Equity Growth Funds' Class I Prospectus
                            Dated September 30, 2005




Effective April 20, 2006, Class I shares of ING Disciplined LargeCap Fund closed to new investments. All references to Class I shares of ING Disciplined LargeCap Fund in the Class I prospectus are hereby deleted.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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                                ING EQUITY TRUST
                          ING Disciplined LargeCap Fund

                       Supplement dated September 19, 2006
    to the Domestic Equity Growth Funds' Class A, Class B, Class C, Class I,
                          Class M, Class O and Class Q
                   Statement of Additional Information ("SAI")
                          Dated September 30, 2005



Effective April 20, 2006, Class I shares of ING Disciplined LargeCap Fund closed to new investments. All references to Class I shares of ING Disciplined LargeCap Fund in the SAI are hereby deleted.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE